Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Loss Contingencies [Line Items]
Schedule of undiscounted cash payment

(In thousands)
2023	316
2024	316
Total undiscounted payments	632
Less: effect of discounting	(50)
Discounted lease liabilities	582

Bandwidth Purchase Commitments [Member]
Loss Contingencies [Line Items]
Schedule of undiscounted cash payment

(In thousands)	December 31, 2022
2023	1,925

Capital commitments [Member]
Loss Contingencies [Line Items]
Schedule of undiscounted cash payment

(In thousands)	December 31, 2022
2023	7,311
2024 and after	1,090
8,401